CORPORATE BONDS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate Debt [Member]
Debt Instrument [Line Items]
Interest expense	¥ 984	¥ 1,597	¥ 2,300